Note 1 - Organization (Details Textual) - USD ($)									3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 26, 2019	Aug. 01, 2019	Nov. 01, 2018	Jul. 16, 2018	Jul. 13, 2018	Jul. 12, 2018	Feb. 16, 2018	Feb. 14, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retained Earnings (Accumulated Deficit), Ending Balance										$ (343,214,000)		$ (328,885,000)	$ (301,327,000)
Cash and Cash Equivalents, at Carrying Value, Ending Balance									$ 10,008,000	14,461,000	$ 10,008,000	$ 16,410,000	$ 5,389,000	$ 36,096,000
Proceeds from Issuance or Sale of Equity, Net		$ 3,800,000	$ 10,200,000		$ 3	$ 3,000,000	$ 15,500,000			$ 8,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,797,900
Preferred Stock, Par or Stated Value Per Share							$ 0.001			$ 0.001		$ 0.001	$ 0.001
Debt Conversion, Original Debt, Amount											$ 38,000,000	$ 42,794,000
Share Price										$ 0.83		$ 3
Common Stock [Member]
Stock Issued During Period, Shares, New Issues			728,500						216,618	3,813,559			23,452
Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member]
Sale of Stock, Consideration Received on Transaction				$ 3,000,000		$ 3,000,000
Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues					216,618	216,618					216,618	216,618
Shares Issued, Price Per Share						$ 16.425	$ 15.80
November Public Offering [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues			728,500									728,500
August Public Offering [Member] | Common Stock [Member]
Proceeds from Issuance or Sale of Equity, Net	$ 3,800,000
Stock Issued During Period, Shares, New Issues	3,813,559
Share Price	$ 1.18
CRG [Member] | Conversion of Principal Amount of Senior Secured Loan to Newly Authorized Series A Preferred Stock [Member]
Debt Conversion, Original Debt, Amount							$ 38,000,000	$ 38,000,000
Debt Conversion, Converted Instrument, Amount							$ 41,800,000	$ 41,800,000
Common Stock Warrants, Issued with Series B Preferred Stock, Warrant One [Member]
Class of Warrant or Right, Number of Warrants Issued for Each Share of Preferred Stock							1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							50
Class of Warrant or Right, Contingent Expiration Period Following Initial Exercise Date							7 years
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 4
Common Stock Warrants, Issued with Series B Preferred Stock, Warrant Two [Member]
Class of Warrant or Right, Number of Warrants Issued for Each Share of Preferred Stock							1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							50
Class of Warrant or Right, Contingent Expiration Period Following Initial Exercise Date							7 years
Class of Warrant or Right, Expiration Period Following FDA Clearance							60 days
Common Stock Warrants [Member] | Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member]
Stock Issued During Period, Shares, New Issues				216,618
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				108,309	108,309	108,309						108,309
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				1		1
Shares Issued, Price Per Share				$ 16.425
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 15.80	$ 15.80	$ 15.80
Common Stock Warrants [Member] | November Public Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,875,000							876,840
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues							17,979
Preferred Stock, Par or Stated Value Per Share							$ 0.001
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues							41,800
Series A Preferred Stock [Member] | Conversion of Principal Amount of Senior Secured Loan to Newly Authorized Series A Preferred Stock [Member]
Convertible Preferred Stock, Shares of Common Stock Issuable on Conversion							2,090,000	2,090,000
Series C Preferred Stock [Member]
Proceeds from Issuance or Sale of Equity, Net			$ 10,200,000
Stock Issued During Period, Shares, New Issues			8,586
Preferred Stock, Par or Stated Value Per Share			$ 0.001
Series C Preferred Stock [Member] | November Public Offering [Member]
Proceeds from Issuance or Sale of Equity, Net			$ 10,200,000
Stock Issued During Period, Shares, New Issues			8,586